ACQUISITIONS AND DISPOSALS (Schedule of Pro forma Results) (Details) - CHS [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Net revenues	¥ 12,056	$ 1,753	¥ 4,569
Net loss	¥ (63,159)	$ (9,186)	¥ (70,018)